Condensed consolidated statement of changes in equity - USD ($) $ in Millions	Total attributable to owners of the parent	Share Capital	Share Premium account	Other reserves	Retained earnings	Non-controlling interests	Total
Equity at beginning of period at Dec. 31, 2023	$ 39,143	$ 388	$ 35,188	$ 2,065	$ 1,502	$ 23	$ 39,166
Profit for the period	4,106				4,106	2	4,108
Other comprehensive income (expense)	(414)				(414)		(414)
Transfer to other reserves				13	(13)
Dividends	(3,052)				(3,052)		(3,052)
Issue of Ordinary Shares	11		11				11
Changes in non-controlling interest						61	61
Share-based payments charge for the period	307				307		307
Settlement of share plan awards	(589)				(589)		(589)
Net movement	369		11	13	345	63	432
Equity at end of period at Jun. 30, 2024	39,512	388	35,199	2,078	1,847	86	39,598
Equity at beginning of period at Dec. 31, 2024	40,786	388	35,226	2,012	3,160	85	40,871
Profit for the period	5,366				5,366	3	5,369
Other comprehensive income (expense)	2,208			(34)	2,242	4	2,212
Transfer to other reserves				47	(47)
Dividends	(3,249)				(3,249)		(3,249)
Issue of Ordinary Shares	12		12				12
Changes in non-controlling interest						(1)	(1)
Movement in shares held by Employee Benefit Trusts	45			45			45
Share-based payments charge for the period	357				357		357
Settlement of share plan awards	(806)				(806)		(806)
Net movement	3,933		12	58	3,863	6	3,939
Equity at end of period at Jun. 30, 2025	$ 44,719	$ 388	$ 35,238	$ 2,070	$ 7,023	$ 91	$ 44,810